Restructuring Charges (Narrative) (Details) $ in Thousands	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 31, 2018 employee
Restructuring Cost and Reserve [Line Items]
Operating lease liability		$ 86	$ 520
Operating lease right-of-use assets	$ 14	$ 283	$ 340
Lake Mary, Florida Facility [Member]
Restructuring Cost and Reserve [Line Items]
Employees | employee					30